Financial instruments (Details 16) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2014 CHF (SFr)	Jun. 30, 2015 CHF (SFr)	Jun. 30, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities			SFr 0	SFr 114
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 100	SFr 58	87	55
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	6,417	4,413	4,915	5,564
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,202	SFr 897	1,185	1,129
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(11)	(9)
Correlation (in %)	9.00%	14.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	5.00%	5.00%
Prepayment rate (in %)	0.00%	1.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	85	84
Correlation (in %)	100.00%	100.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	10.00%	10.00%
Prepayment rate (in %)	33.00%	30.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	44	48
Correlation (in %)	78.00%	81.00%
Gap risk (in %)	20.00%	20.00%
Mean reversion (in %)	9.00%	9.00%
Prepayment rate (in %)	21.00%	9.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 560	SFr 285	696	938
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	22.00%	23.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	33.00%	30.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	50.00%	54.00%
Prepayment rate (in %)	28.00%	26.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 2,760	SFr 1,457	1,291	1,230
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)	51	51
Correlation (in %)	9.00%	14.00%
Credit spread (in bp)	1	1
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	15.00%
Discount rate (in %)	2.00%	1.00%
Default rate (in %)	1.00%	0.00%
Loss severity (in %)	10.00%	10.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)	82	125
Correlation (in %)	94.00%	95.00%
Credit spread (in bp)	6,087	22,911
Prepayment rate (in %)	12.00%	12.00%
Recovery rate (in %)	75.00%	75.00%
Discount rate (in %)	34.00%	47.00%
Default rate (in %)	43.00%	45.00%
Loss severity (in %)	100.00%	100.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)	64	68
Correlation (in %)	57.00%	52.00%
Credit spread (in bp)	508	5,669
Prepayment rate (in %)	4.00%	4.00%
Recovery rate (in %)	28.00%	38.00%
Discount rate (in %)	17.00%	19.00%
Default rate (in %)	7.00%	6.00%
Loss severity (in %)	65.00%	64.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,466	SFr 1,151	1,265	1,896
Trading Liabilities | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 1,054
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(88.00%)	(88.00%)
Skew (in %)	44.00%	42.00%
Volatility (in %)	1.00%	1.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	97.00%	97.00%
Skew (in %)	260.00%	208.00%
Volatility (in %)	276.00%	237.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	68.00%	59.00%
Correlation (in %)	17.00%	16.00%
Skew (in %)	110.00%	116.00%
Volatility (in %)	27.00%	24.00%
Trading Liabilities | Equity/Index-related products | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 23
Trading Liabilities | Equity/Index-related products | Market comparable | Minimum
Unobservable input
Price (in %)		111.00%
Trading Liabilities | Equity/Index-related products | Market comparable | Maximum
Unobservable input
Price (in %)		111.00%
Trading Liabilities | Equity/Index-related products | Market comparable | Weighted average
Unobservable input
Price (in %)		111.00%
Short-term borrowings.
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 95	SFr 218	101	165
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	14,608	13,847	10,313	9,780
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	10,267	9,563	7,374	6,217
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 8,002	SFr 8,094
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(88.00%)	(88.00%)
Gap risk (in %)	0.00%	0.00%
Volatility (in %)	4.00%	2.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	99.00%
Gap risk (in %)	3.00%	4.00%
Volatility (in %)	276.00%	237.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	68.00%	59.00%
Correlation (in %)	18.00%	16.00%
Gap risk (in %)	0.00%	1.00%
Volatility (in %)	30.00%	27.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 515	SFr 388
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	228	143
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	597	173
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	455	168
Long-term debt | Long-term debt - of which nonrecourse liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 2,952	SFr 2,786	2,028	2,552
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 2,766	SFr 2,747
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Maximum
Unobservable input
Price (in %)	109.00%	170.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Vendor price | Weighted average
Unobservable input
Price (in %)	99.00%	99.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 90	SFr 38
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	100.00%
Long-term debt | Long-term debt - of which nonrecourse liabilities | Market comparable | Weighted average
Unobservable input
Price (in %)	7.00%	10.00%
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,358	SFr 2,064	3,321	2,859
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	616	514	727	1,143
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 124	SFr 215
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	852	345
Recovery rate (in %)	39.00%	38.00%
Discount rate (in %)		6.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,286	2,063
Recovery rate (in %)	39.00%	38.00%
Discount rate (in %)		17.00%
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	912	1,372
Recovery rate (in %)	39.00%	38.00%
Discount rate (in %)		11.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 450	SFr 292
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	103.00%	100.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	63.00%	88.00%
Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 24,578	SFr 20,600	SFr 18,737	SFr 18,537